Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net income	$ 68,845	$ 12,965	$ 39,745	$ (60,764)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for (recovery of) bad debts	493	(3,987)	(3,986)	3,720
Deferred tax (benefit) expense	(3,666)	14,539	22,322	(20,062)
Depreciation and amortization	20,587	20,487	27,316	28,450
Amortization of debt discount and issuance costs	2,160	3,004	3,968	2,991
Interest paid-in-kind	3,421	2,256	2,832	705
Equity based compensation	3,264	0	799	0
Change in fair value of contingent consideration	16,008	178	640	(825)
Warranty provision (expense) benefit			1,387	(95)
Warranty provision	633	244
Provision for inventory obsolescence	2,517	2,201	1,742	3,098
Changes in operating assets and liabilities
Accounts receivable	(22,340)	(63,241)	(40,708)	19,399
Inventories	48,992	(40,050)	(94,594)	(10,261)
Income tax receivables	(15,890)	8,445	9,941	(11)
Prepaid expenses and other	7,222	9,848	2,228	(3,010)
Accounts payable	(85,974)	33,502	105,481	6,497
Accrued expenses and other	4,644	(13,221)	(1,978)	11,058
Income tax payable	6,584	2,458	1,944	0
Deferred revenue	(284,000)	(1,148)	306,994	7,383
Net Cash Provided by (Used in) Operating Activities	(226,500)	(11,520)	386,073	(11,727)
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(610)	(784)	(1,697)	(2,073)
Internal-use software modification costs			0	(4,357)
Net Cash Used in Investing Activities	(610)	(784)	(1,697)	(6,430)
Cash Flows from Financing Activities
Proceeds from (payments on) revolving loan	32	(5,807)	(39,078)	30,465
Principal payments on term loan	(57,702)	(20,000)	(25,000)	(64,587)
Proceeds from related party loans			0	50,600
Payments on related party loans	(45,558)	0	0	(12,000)
Payments for debt issuance costs			0	(3,615)
Deferred offering costs	(3,775)	0
Capital contributions	0	133	133	50,000
Net Cash Provided by (Used in) Financing Activities	(107,003)	(25,674)	(63,945)	50,863
Net Decrease in Cash and Restricted Cash	(334,113)	(37,978)	320,431	32,706
Cash and Restricted Cash, beginning of year	361,257	40,826	40,826	8,120
Cash and Restricted Cash, end of year	$ 27,144	$ 2,848	361,257	40,826
Supplemental Cash Flow Information
Cash paid for interest			11,343	14,257
Cash paid for income taxes			$ 443	$ 176